RULE 24f-2 NOTICE

Sanford C. Bernstein Fund, Inc.
767 Fifth Avenue
New York, New York 10153

1933 Act No. 33-21844


1. The fiscal year for which notice is filed:  9/30/95

2.	Number or amount of shares registered under
the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold as of the beginning of the Registrant's fiscal year, October 1, 1995.

Short Duration Plus Portfolio                  None
Government Short Duration Portfolio            None
Intermediate Duration Portfolio                None
New York Municipal Portfolio                   None
Diversified Municipal Portfolio                None
California Municipal Portfolio                 None
International Value Portfolio                  None
Short Duration California Municipal Portfolio  None
Short Duration Diversified Municipal Portfolio None
Short Duration New York Municipal Portfolio    None

Total:None

3. The number or amount of shares registered during the fiscal year ended September 30, 1995 other than pursuant to Rule 24f-2.

Short Duration Plus Portfolio                  None
Government Short Duration Portfolio            None
Intermediate Duration Portfolio                None
New York Municipal Portfolio                   None
Diversified Municipal Portfolio                None
California Municipal Portfolio                 None
International Value Portfolio                  None
Short Duration California Municipal Portfolio  None
Short Duration Diversified Municipal Portfolio None
Short Duration New York Municipal Portfolio    None
Total:None

4. The number or amount of shares sold during
the fiscal year ended September 30, 1995,
in reliance on Rule 24f-2 (see attached
Computation of Fee).                         $1,063,291,221


WITNESS the due execution hereof this 14th day of November, 1995.


/s/Jean Margo Reid
Secretary
SANFORD C. BERNSTEIN FUND, INC.
Computation of Fee for Fiscal Year Ending September 30, 1995

                                                           Net Sales for
                                                           Computation
Portfolio                No. of Shares    Dollar Amount    of Fee
----------------------------------------------------------------------------
SHORT DURATION PLUS
Sales                     17,143,714      $  211,368,925
Redemptions              (20,098,016)       (247,997,651)
Net                       (2,954,302)     $  (36,628,726)  $  (36,628,726)

GOVERNMENT SHORT DURATION
Sales                      4,035,966      $   49,936,667
Redemptions               (7,908,658)        (97,571,320)
Net                       (3,872,692)     $  (47,634,653)  $  (47,634,653)

INTERMEDIATE DURATION
Sales                     32,910,628      $ 423,971,031
Redemptions              (16,234,351)      (208,158,283)
Net                       16,676,277      $ 215,812,748    $  215,812,748

DIVERSIFIED MUNICIPAL
Sales                     17,272,565      $ 227,860,539
Redemptions              (11,652,547)      (151,552,609)
Net                        5,620,018      $  76,307,930    $   76,307,930

NEW YORK MUNICIPAL
Sales                     10,135,649      $ 133,033,288
Redemptions               (8,152,089)      (105,788,848)
Net                        1,983,560      $  27,244,440    $   27,444,440

CALIFORNIA MUNICIPAL
Sales                      6,543,550      $  86,839,805
Redemptions               (5,752,212)       (74,831,609)
Net                          791,338      $  12,008,196    $   12,008,196

INTERNATIONAL VALUE
Sales                     48,686,189      $ 753,462,868
Redemptions               (9,815,634)      (151,573,318)
Net                       38,870,555      $ 601,889,550	   $  601,889,550

SHORT DURATION
CALIFORNIA MUNICIPAL
Sales                      7,005,347      $  87,579,193
Redemptions               (2,041,346)       (25,629,055)
Net                        4,964,001      $  61,950,138    $   61,950,138

SHORT DURATION DIVERSIFIED
MUNICIPAL
Sales                     12,677,253      $ 158,421,292
Redemptions               (4,743,724)       (59,592,645)
Net                        7,933,529      $  98,828,647	   $   98,828,647

SHORT DURATION NEW YORK
MUNICIPAL
Sales                      7,143,738      $  89,049,814
Redemptions               (2,840,518)       (35,536,863)
Net                        4,303,220      $  53,512,951	   $   53,512,951

TOTALS                                                     $1,063,291,221

Fee at 1/50 of 1%                                          $   212,658.24